Supplemental Cash Flow Information - Summary of Changes in Liabilities Arose From Financing Activities (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 13,717	$ 13,964
Cash Flows	(323)	(394)
Non-cash changes, Acquisition	0	0
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(312)	0
Non-cash changes, Assets held for sale	(9,429)
Non-cash changes, Accretion		3
Non-cash changes, Foreign exchange movements and change in estimates	71	220
Ending balance	3,724	13,793
Deferred Acquisition Payments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	314	284
Cash Flows	0	0
Non-cash changes, Acquisition	0	0
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(312)	0
Non-cash changes, Assets held for sale	0
Non-cash changes, Accretion		3
Non-cash changes, Foreign exchange movements and change in estimates	(2)	5
Ending balance	0	292
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	13,403	13,680
Cash Flows	(323)	(394)
Non-cash changes, Acquisition	0	0
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	0
Non-cash changes, Assets held for sale	(9,429)
Non-cash changes, Accretion		0
Non-cash changes, Foreign exchange movements and change in estimates	73	215
Ending balance	$ 3,724	$ 13,501